INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) Before Income Taxes
The components of income (loss) before income taxes are as follows:

For the years ended December 31,	2017	2016	2015
Domestic	$1,187,825	$1,395,440	$1,357,618
Foreign	(77,157)	(295,959)	(455,771)
Income before income taxes	$1,110,668	$1,099,481	$901,847

Schedule of Components of Income Tax Expense (Benefit)
The components of our provision for income taxes are as follows:

For the years ended December 31,	2017	2016	2015
Current:
Federal	$314,277	$391,705	$409,060
State	37,628	51,706	47,978
Foreign	(16,356)	(25,877)	(29,605)
	335,549	417,534	427,433
Deferred:
Federal	19,204	(7,706)	(31,153)
State	7,573	(452)	(2,346)
Foreign	(8,195)	(29,939)	(5,038)
	18,582	(38,097)	(38,537)
Total provision for income taxes	$354,131	$379,437	$388,896

Schedule of Deferred Tax Asset and Liabilities
The significant temporary differences that comprised the deferred tax assets and liabilities are as follows:

December 31,	2017	2016
Deferred tax assets:
Post-retirement benefit obligations	$58,306	$90,584
Accrued expenses and other reserves	103,769	141,228
Stock-based compensation	31,364	48,500
Derivative instruments	27,109	44,010
Pension	—	14,662
Lease financing obligation	12,310	18,950
Accrued trade promotion reserves	26,028	50,463
Net operating loss carryforwards	226,142	143,085
Capital loss carryforwards	23,215	38,691
Other	7,748	14,452
Gross deferred tax assets	515,991	604,625
Valuation allowance	(312,148)	(235,485)
Total deferred tax assets	203,843	369,140
Deferred tax liabilities:
Property, plant and equipment, net	132,443	202,300
Acquired intangibles	68,476	113,074
Inventories	20,769	27,608
Pension	969	—
Other	23,819	8,884
Total deferred tax liabilities	246,476	351,866
Net deferred tax (liabilities) assets	$(42,633)	$17,274
Included in:
Non-current deferred tax assets, net	3,023	56,861
Non-current deferred tax liabilities, net	(45,656)	(39,587)
Net deferred tax (liabilities) assets	$(42,633)	$17,274

Schedule of Effective Income Tax Rate Reconciliation
The following table reconciles the federal statutory income tax rate with our effective income tax rate:

For the years ended December 31,	2017	2016	2015
Federal statutory income tax rate	35.0%	35.0%	35.0%
Increase (reduction) resulting from:
State income taxes, net of Federal income tax benefits	2.6	3.4	4.2
Qualified production income deduction	(2.9)	(3.8)	(4.4)
Business realignment and impairment charges and gain on sale of trademark licensing rights	4.3	0.4	10.8
Foreign rate differences	(4.3)	3.6	2.2
Historic and solar tax credits	(4.8)	(3.3)	(3.3)
U.S. tax reform	2.9	—	—
Other, net	(0.9)	(0.8)	(1.4)
Effective income tax rate	31.9%	34.5%	43.1%

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

December 31,	2017	2016
Balance at beginning of year	$36,002	$33,411
Additions for tax positions taken during prior years	2,492	2,804
Reductions for tax positions taken during prior years	(1,689)	(4,080)
Additions for tax positions taken during the current year	10,018	9,100
Settlements	(1,481)	—
Expiration of statutes of limitations	(3,260)	(5,233)
Balance at end of year	$42,082	$36,002